Offerings - Offering: 1	Sep. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	1,000,000
Maximum Aggregate Offering Price	$ 10,830,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,658.07
Offering Note

(1)	The registration fee is calculated in accordance with Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”), estimate based on the high and low prices of the registrant’s common stock as reported on the New York Stock Exchange on August 26, 2025.